ASPIRATION FUNDS

FILED VIA EDGAR

October 29, 2014

U.S. Securities and Exchange Commission (the “Commission”)
100 F Street, N.E.
Washington, D.C. 20549

Re:	Aspiration Funds
File No. 333-192991

Ladies and Gentlemen:

On behalf of Aspiration Funds (the “Registrant”) and pursuant to Rule 497 under the Securities Act of 1933 (the “Securities Act”), the purpose of this filing is to submit an exhibit containing interactive data format Risk/Return Summary information using the eXtensible Business Reporting Language (XBRL).  The interactive data file included as an exhibit to this filing relates to the Prospectus and Statement of Additional Information for the Aspiration Flagship Fund, a new series of the Registrant, as filed with the Commission pursuant to Rule 497(c) under the Securities Act on October 14, 2014.  The Prospectus and Statement of Additional Information are incorporated by reference into this Rule 497 filing.

Please contact the undersigned at 513/587-3418 if you have any questions concerning this filing.

Very truly yours,

/s/ Tina H. Bloom

Tina H. Bloom
Assistant Secretary